CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 31, 2019	Feb. 28, 2019	Feb. 27, 2019	Nov. 02, 2018	Aug. 21, 2018	Jul. 31, 2018	Jan. 05, 2015
CONSOLIDATED BALANCE SHEETS
Ordinary shares, Par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.0004
Ordinary shares, Authorized	1,000,000,000				100,000,000,000	1,000,000,000	100,000,000
Ordinary shares, Issued	37,074,672					35,000,000
Ordinary shares, Outstanding	37,074,672	35,000,000	50,000,000			35,000,000